Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000240584 | IndustrialsBLDBN41
Holdings [Line Items]
Percent of Total Investments	14.60%
C000240584 | FinancialsJV7207931
Holdings [Line Items]
Percent of Total Investments	0.10%
C000240584 | To Be ClassifiedBSCDB98
Holdings [Line Items]
Percent of Total Investments	5.70%
C000240584 | FuturesSFRM6P96#_20260615_L_MS
Holdings [Line Items]
Percent of Total Investments	16.80%
C000240584 | U.S. Treasury Obligations912797PV3
Holdings [Line Items]
Percent of Total Investments	62.80%
C000240582 | IndustrialsBLDBN41
Holdings [Line Items]
Percent of Total Investments	14.60%
C000240582 | FinancialsJV7207931
Holdings [Line Items]
Percent of Total Investments	0.10%
C000240582 | To Be ClassifiedBSCDB98
Holdings [Line Items]
Percent of Total Investments	5.70%
C000240582 | FuturesSFRM6P96#_20260615_L_MS
Holdings [Line Items]
Percent of Total Investments	16.80%
C000240582 | U.S. Treasury Obligations912797PV3
Holdings [Line Items]
Percent of Total Investments	62.80%